EARNINGS PER SHARE (Tables)	9 Months Ended
Sep. 30, 2013
Earnings Per Share [Abstract]
Components of the numerator for the calculation of basic and diluted earnings per share
The components of the denominator for the calculation of basic EPS and diluted EPS are as follows:

	Nine months ended September 30,
	2013	2012
Weighted average number of ordinary shares (000s)	78,204	77,859
The components of the numerator for the calculation of basic EPS and diluted EPS for net loss from continuing operations, net loss from discontinued operations and net loss attributable to Frontline Ltd. are as follows:

	Nine months ended September 30,
(in thousands of $)	2013	2012
Net loss from continuing operations, excluding loss attributable to noncontrolling interest	(174,462)	(53,651)
Net loss from discontinued operations	(1,016)	(12,537)
Net loss attributable to Frontline Ltd.	(175,478)	(66,188)